Subsequent Events - Additional Information (Detail) ¥ in Millions, $ in Millions									12 Months Ended
	Jan. 31, 2020 USD ($) shares	Jan. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Jan. 12, 2019 shares	Jan. 01, 2019 shares	Dec. 28, 2018 shares	Dec. 03, 2018 shares	Jan. 17, 2018	Sep. 30, 2019 shares	Sep. 30, 2018 shares	Sep. 30, 2017 shares
Subsequent Event [Line Items]
Nonvested shares granted									955,168	468,600	125,000
Non Vested Stock Awards
Subsequent Event [Line Items]
Nonvested shares granted				291,968	160,000	353,200	150,000
Vesting period								2 years
Subsequent Event | Non Vested Stock Awards
Subsequent Event [Line Items]
Nonvested shares granted	393,556	393,556	541,132
Vesting period	1 year	1 year	1 year
Subsequent Event | Professional Training Services Provider
Subsequent Event [Line Items]
Percentage of equity interest acquired	20.00%	20.00%
Total consideration	$ 1,399	¥ 10.0